Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 3. Leases

The Company classifies a lease for its office space at 29 Emmons Drive, Suite B-10 in Princeton, New Jersey as an operating lease, and recorded a related right-of-use lease asset and lease liability accordingly. Pursuant to an amendment executed on June 21, 2022, the lease has been extended to October 2025. The current rent of $11,367 per month will be maintained until November 2024 when it will be increased to $11,625 where it will remain until expiration. As of December 31, 2023 and 2022, the Company’s consolidated balance sheets included a right-of-use lease asset of $229,834 and $340,987 for the office space, respectively. The Company’s consolidated balance sheets as of December 31, 2023 and 2022 included corresponding lease liabilities of $233,627 and $342,575 for the office space, respectively.

The following represents a reconciliation of contractual lease cash flows to the right-of-use lease asset and liability recognized in the financial statements:

Operating
Lease
Contractual cash payments for the remaining lease term as of December 31, 2023
2024	$136,917
2025	116,250
Less implied interest	19,540
Total	$233,627
Discount rate applied	8.47%
Remaining lease term (months) as of December 31, 2023	22

Right-of-use lease asset:
Right-of-use lease asset, January 1, 2022	$106,155
New lease extension June 21, 2022	347,546
Less: reduction/amortization	112,714
Right-of-use lease asset, December 31, 2022	340,987
Less: reduction/amortization	111,153
Right-of-use lease asset, December 31, 2023	$229,834

Lease liability:
Lease liability, January 1, 2022	$106,151
New lease extension June 21, 2022	347,546
Less: repayments	111,122
Lease liability, December 31, 2022	342,575
Less: repayments	108,948
Lease liability, December 31, 2023	$233,627

Lease expense for the year ended December 31, 2022:
Lease expense	$134,892
Total	$134,892

Lease expense for the year ended December 31, 2023:
Lease expense	$136,022
Total	$136,022